Significant Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2025
Significant Risks and Uncertainties [Abstract]
Schedule of Concentration of Customers and Suppliers

The following customers represent more than 10% of the Group’s total revenues for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
Percentage of the Group’s revenue from
Customer A	*	*	11.2%

*	Represents percentage less than 10%

The following customers represent more than 10% of the Group’s total accounts receivable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Percentage of the Group’s accounts receivable from
Customer B	*	35.1%
Customer A	65.2%	16.5%
Customer C	15.9%	15.9%
Customer D	11.9%	*

*	Represents percentage less than 10%

The following customers represent more than 10% of the Group’s total advances from customers as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Percentage of the Group’s advances from
Customer D	70.6%	*

*	Represents percentage less than 10%

The following suppliers represent more than 10% of the Group’s accounts payable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Percentage of the Group’s accounts payable to
Supplier A	55.5%	*
Supplier B	*	11.5%

*	Represents percentage less than 10%

The following suppliers represent more than 10% of the Group’s advance to suppliers as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Percentage of the Group’s advances to
Supplier C	93.5%	*

*	Represents percentage less than 10%